CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents (Note 3)	$ 4,255,508	$ 14,512,198
Short-term investments (Note 3)	0	4,916,421
Receivables	223,722	424,522
Prepaid expenses	779,605	955,121
Total current assets	5,258,835	20,808,262
Equipment (Note 5)	539,567	754,846
Mineral property interests (Note 6)	57,616,924	52,678,763
Reclamation deposits	606,155	215,066
Other assets	152,049	132,873
Total assets	64,173,530	74,589,810
Current
Accounts payable and accrued liabilities	559,579	1,804,126
Loans payable to Oyu Tolgoi LLC (Note 7)	5,563,657	4,327,878
Deferred income tax liabilities (Note 10)	9,722,384	9,392,614
Total liabilities	15,845,620	15,524,618
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 8) 128,877,243 (December 31, 2011 - 127,016,788) issued and outstanding	167,428,814	165,574,192
Additional paid-in capital	18,672,864	17,420,307
Accumulated other comprehensive income (Note 12)	3,253,019	1,901,351
Accumulated deficit during the exploration stage	(141,026,787)	(125,830,658)
Total stockholders' equity	48,327,910	59,065,192
Total liabilities and stockholders' equity	$ 64,173,530	$ 74,589,810